Risk management policy - Schedule of Financial Assets and Liabilities Liquidity and Interest Rate Risks (Details) - KZT (₸) ₸ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₸ 820,466,000	₸ 615,360,000	₸ 342,101,000	₸ 330,409,000
Due from banks	30,683,000	25,668,000
Investment securities	1,377,772,000	1,076,272,000
Other financial assets	46,295,000	50,184,000
Total financial assets	6,553,522,000	4,972,778,000
Due to banks	154,000	16,432,000
Customer accounts	1,100
Debt securities issued	99,468,000	140,378,000	₸ 139,711,000
Subordinated debt	62,369,000	67,608,000
Derivative financial liabilities	1,165,000	147,000
Other financial liabilities	68,721,000	28,242,000
Total financial liabilities	5,673,333,000	4,260,695,000
Guarantees issued and similar commitments	5,103,000	5,191,000
Total financial liabilities and commitments	5,678,436,000	4,265,886,000
Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	409,295,000	332,038,000
Due from banks	30,683,000	25,668,000
Investment securities	1,376,728,000	1,075,955,000
Loans to consumers	4,235,957,000	3,154,810,000
Total financial assets	6,052,663,000	4,588,471,000
Due to banks	154,000	16,432,000
Customer accounts	4,367,837,000	3,123,991,000
Debt securities issued	99,468,000	140,378,000
Subordinated debt	62,369,000	67,608,000
Total financial liabilities	4,529,828,000	3,348,409,000
Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	411,171,000	283,322,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110,000	42,917,000
Derivative financial assets	642,000	30,000
Investment securities	402,000	287,000
Other financial assets	41,534,000	57,750,000
Total financial assets	500,859,000	384,306,000
Customer accounts	1,073,619,000	876,699,000
Derivative financial liabilities	1,165,000	147,000
Other financial liabilities	68,721,000	35,440,000
Total financial liabilities	1,143,505,000	912,286,000
Up to 1 Month
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,616,647,000	1,503,459,000
Total financial liabilities	1,560,924,000	1,222,851,000
Guarantees issued and similar commitments	457,000	170,000
Total financial liabilities and commitments	1,561,381,000	1,223,021,000
Liquidity surplus (gap)	55,266,000	280,438,000
Cumulative liquidity surplus/ (gap)	55,266,000	280,438,000
Interest sensitivity surplus/ (gap)	698,030,000	808,335,000
Cumulative interest sensitivity surplus/ (gap)	698,030,000	808,335,000
Up to 1 Month | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	331,907,000	246,442,000
Due from banks	896,000	798,000
Investment securities	371,756,000	551,634,000
Loans to consumers	411,868,000	320,313,000
Total financial assets	1,116,427,000	1,119,187,000
Due to banks	154,000	16,432,000
Customer accounts	364,505,000	246,255,000
Debt securities issued	50,481,000	44,913,000
Subordinated debt	3,257,000	3,252,000
Total financial liabilities	418,397,000	310,852,000
Up to 1 Month | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	411,171,000	283,322,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110,000	42,917,000
Derivative financial assets	37,000	30,000
Investment securities	368,000	253,000
Other financial assets	41,534,000	57,750,000
Total financial assets	500,220,000	384,272,000
Customer accounts	1,073,619,000	876,699,000
Derivative financial liabilities	187,000	3,000
Other financial liabilities	68,721,000	35,297,000
Total financial liabilities	1,142,527,000	911,999,000
1 month to 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial assets	724,302,000	563,500,000
Total financial liabilities	852,024,000	506,632,000
Guarantees issued and similar commitments	100,000	349,000
Total financial liabilities and commitments	852,124,000	506,981,000
Liquidity surplus (gap)	(127,822,000)	56,519,000
Cumulative liquidity surplus/ (gap)	(72,556,000)	336,957,000
Interest sensitivity surplus/ (gap)	(127,795,000)	57,155,000
Cumulative interest sensitivity surplus/ (gap)	570,235,000	865,490,000
1 month to 3 months | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	77,388,000	85,596,000
Due from banks	1,614,000	2,200,000
Investment securities	54,521,000	34,367,000
Loans to consumers	590,174,000	441,337,000
Total financial assets	723,697,000	563,500,000
Customer accounts	851,492,000	501,096,000
Subordinated debt		5,249,000
Total financial liabilities	851,492,000	506,345,000
1 month to 3 months | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	605,000
Total financial assets	605,000
Derivative financial liabilities	532,000	144,000
Other financial liabilities		143,000
Total financial liabilities	532,000	287,000
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,861,402,000	1,480,302,000
Total financial liabilities	3,081,884,000	2,038,776,000
Guarantees issued and similar commitments		45,000
Total financial liabilities and commitments	3,081,884,000	2,038,821,000
Liquidity surplus (gap)	(1,220,482,000)	(558,519,000)
Cumulative liquidity surplus/ (gap)	(1,293,038,000)	(221,562,000)
Interest sensitivity surplus/ (gap)	(1,220,482,000)	(558,475,000)
Cumulative interest sensitivity surplus/ (gap)	(650,247,000)	307,015,000
3 months to 1 year | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks	25,894,000	22,670,000
Investment securities	108,440,000	152,450,000
Loans to consumers	1,727,068,000	1,305,181,000
Total financial assets	1,861,402,000	1,480,301,000
Customer accounts	3,081,866,000	2,038,759,000
Subordinated debt	18,000	17,000
Total financial liabilities	3,081,884,000	2,038,776,000
1 year to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,965,221,000	1,279,244,000
Total financial liabilities	172,583,000	486,289,000
Guarantees issued and similar commitments	4,546,000	4,627,000
Total financial liabilities and commitments	177,129,000	490,916,000
Liquidity surplus (gap)	1,788,092,000	788,328,000
Cumulative liquidity surplus/ (gap)	495,054,000	566,766,000
Interest sensitivity surplus/ (gap)	1,793,084,000	792,955,000
Cumulative interest sensitivity surplus/ (gap)	1,142,837,000	1,099,970,000
1 year to 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks	2,279,000
Investment securities	629,089,000	323,882,000
Loans to consumers	1,333,853,000	955,362,000
Total financial assets	1,965,221,000	1,279,244,000
Customer accounts	64,056,000	331,734,000
Debt securities issued	48,987,000	95,465,000
Subordinated debt	59,094,000	59,090,000
Total financial liabilities	172,137,000	486,289,000
1 year to 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	446,000
Total financial liabilities	446,000
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	385,950,000	146,273,000
Total financial liabilities	5,918,000	6,147,000
Total financial liabilities and commitments	5,918,000	6,147,000
Liquidity surplus (gap)	380,032,000	140,126,000
Cumulative liquidity surplus/ (gap)	875,086,000	706,892,000
Interest sensitivity surplus/ (gap)	379,998,000	140,092,000
Cumulative interest sensitivity surplus/ (gap)	1,522,835,000	1,240,062,000
Over 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Investment securities	212,922,000	13,622,000
Loans to consumers	172,994,000	132,617,000
Total financial assets	385,916,000	146,239,000
Customer accounts	5,918,000	6,147,000
Total financial liabilities	5,918,000	6,147,000
Over 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Investment securities	34,000	34,000
Total financial assets	₸ 34,000	₸ 34,000